Corporate debt, Details of corporate debt (Details) $ / shares in Units, $ in Thousands, € in Millions	1 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2019 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2022 EUR (€)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	May 18, 2021 USD ($)	Dec. 04, 2020 USD ($)	Dec. 04, 2020 EUR (€)	Jul. 29, 2020 USD ($)	Jul. 17, 2020 USD ($) $ / shares shares	Jul. 08, 2020 USD ($)	Jul. 08, 2020 EUR (€)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Oct. 08, 2019 USD ($)	Oct. 08, 2019 EUR (€)	Apr. 30, 2019 EUR (€)	May 10, 2018 USD ($)	Jul. 20, 2017 USD ($)	Jul. 20, 2017 EUR (€)
Corporate debt [Abstract]
Fixed interest rate										2.50%	2.50%
Corporate debt		$ 955,540		$ 1,023,071						$ 4,900	€ 5.0
Amount drawn		$ 57,503	$ 409,023
Maturity date		December 4, 2025
2017 Credit Facility [Member]
Corporate debt [Abstract]
Corporate debt		$ 8,828		8,204
Amount drawn		$ 8,800		$ 8,200
Maturity date		July 1, 2024		July 1, 2023
2017 Credit Facility [Member] | Top of Range [Member]
Corporate debt [Abstract]
Credit facility amount																							$ 9,800	€ 10.0
2017 Credit Facility [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																							2.00%	2.00%
2017 Credit Facility [Member] | EURIBOR [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																							0.00%	0.00%
2017 Credit Facility [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																							2.00%	2.00%
2017 Credit Facility [Member] | LIBOR [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																							0.00%	0.00%
Revolving Credit Facility [Member]
Corporate debt [Abstract]
Credit facility amount		$ 450,000																$ 425,000				$ 215,000
Credit facility amount available		$ 440,000		$ 440,000
Revolving Credit Facility [Member] | Maturity December 31, 2024 [Member]
Corporate debt [Abstract]
Maturity date		December 31, 2024
Eurodollar Rate Loans [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																						1.60%
Eurodollar Rate Loans [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																						2.25%
Eurodollar Rate Loans [Member] | SOFR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																						0.10%
Base Rate Loans [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																						0.60%
Base Rate Loans [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																						1.00%
Base Rate Loans [Member] | Federal Funds Rate [Member]
Corporate debt [Abstract]
Adjustment to interest rate																						0.50%
Base Rate Loans [Member] | SOFR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																						1.00%
Letters of Credit [Member]
Corporate debt [Abstract]
Credit facility amount		$ 100,000
Amount drawn		$ 10,000		10,000
Note Issuance Facility 2019 [Member]
Corporate debt [Abstract]
Fixed interest rate	4.24%																				4.24%
Credit facility amount	$ 263,000																				€ 268.0
Maturity date		April 30, 2025
Note Issuance Facility 2019 [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Variable interest period	3 months
Adjustment to interest rate	4.50%																				4.50%
Commercial Paper [Member]
Corporate debt [Abstract]
Corporate debt		$ 13,112		24,422
Short term notes issued amount		$ 13,100		22,400	€ 13.4			€ 21.5											$ 49,000	€ 50.0
Term of short term notes		2 years
Percentage average cost of issued short term notes		0.71%
2020 Green Private Placement [Member]
Corporate debt [Abstract]
Principal amount																$ 284,000	€ 290.0
Corporate debt		$ 282,408		327,440
Adjustment to interest rate																1.96%	1.96%
Maturity date		June 2026
Note Issuance Facility 2020 [Member]
Corporate debt [Abstract]
Fixed interest rate														5.25%	5.25%
Credit facility amount														$ 137,000	€ 140.0
Corporate debt		$ 134,778		155,814
Maturity period		7 years
Green Exchangeable Notes Due 2025 [Member]
Corporate debt [Abstract]
Fixed interest rate													4.00%
Corporate debt		$ 107,287		106,410
Maturity date		July 15, 2025
Principal amount of notes issued												$ 15,000	$ 100,000
Exchange rate of notes (in shares) | shares													29.107
Principal amount of notes for exchange rate													$ 1,000
Initial exchange price of notes (in dollars per share) | $ / shares													$ 34.36
Amount of transaction date of fair value fair value are accounted for through the profit and loss statement													$ 10,000
BBVA Loan [Member]
Corporate debt [Abstract]
Fixed interest rate						1.90%	1.90%
Corporate debt						$ 4,900	€ 5.0
Maturity date		January 31, 2026
Green Senior Notes Due 2028 [Member]
Corporate debt [Abstract]
Principal amount									$ 400,000
Fixed interest rate									4.125%
Corporate debt		$ 399,920		$ 395,118
Maturity date		May 15, 2028